Long Term Deposits and Other Assets	12 Months Ended
Dec. 31, 2022
Long Term Deposits and Other Assets [Abstract]
LONG TERM DEPOSITS AND OTHER ASSETS

10. LONG TERM DEPOSITS AND OTHER ASSETS

Long term deposits and other assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Rent deposits	418	684	99
Advertising deposits	734	269	39
Long term deposits and other assets	1152	953	138